UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      October 21, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    171834

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AFFILIATED COMPUTER SVCS INC C COMMON STOCK     008190100     4063    75000 SH       SOLE                  75000        0        0
D BJ SVCS CO  COM STK            COMMON STOCK     055482103     5250   270247 SH       SOLE                 270247        0        0
D CF INDS HLDGS INC  COM STK     COMMON STOCK     125269100     4667    54132 SH       SOLE                  54132        0        0
D GENTEK INC  COM STK            COMMON STOCK     37245X203     1103    29000 SH       SOLE                  29000        0        0
D LBRTY MD SR A                  COMMON STOCK     53071M500     8486   272775 SH       SOLE                 272775        0        0
D LIGAND PHARMACEUTICA LS INC CL COMMON STOCK     53220K207     1252   541816 SH       SOLE                 541816        0        0
D MARVEL ENTMT INC  COM STK      COMMON STOCK     57383T103     3986    80329 SH       SOLE                  80329        0        0
D PEPSI BOTTLING GROUP  INC COM  COMMON STOCK     713409100     9110   250000 SH       SOLE                 250000        0        0
D PEROT SYSTEMS CORPOR ATION COM COMMON STOCK     714265105    10588   356500 SH       SOLE                 356500        0        0
D SCHERING PLOUGH CORP  COM STK  COMMON STOCK     806605101    32757  1159494 SH       SOLE                1159494        0        0
D SUN MICROSYSTEMS INC  COM STK  COMMON STOCK     866810203    35230  3875653 SH       SOLE                3875653        0        0
D SUN MICROSYSTEMS INC  COM STK  OPTIONS - CALLS  99OC88054     2847   313200 SH  CALL SOLE                 313200        0        0
D TERRA INDUSTRIES INC           COMMON STOCK     880915103     2289    66000 SH       SOLE                  66000        0        0
D WYETH SHS                      COMMON STOCK     983024100    46864   964670 SH       SOLE                 964670        0        0
D WYETH SHS                      OPTIONS - CALLS  99OBS4GG2     3342    68800 SH  CALL SOLE                  68800        0        0
S REPORT SUMMARY                 15 DATA RECORDS              171843        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED